Document and Entity Information	Mar. 29, 2016
Prospectus:
Document Type	497
Document Period End Date	Mar. 29, 2016
Registrant Name	UBS RMA TAX FREE FUND INC
Central Index Key	0000703875
Amendment Flag	false
Document Creation Date	Mar. 29, 2016
Document Effective Date	Mar. 29, 2016
Prospectus Date	Aug. 28, 2015
UBS RMA TAX FREE FUND INC | UBS RMA TAX FREE FUND INC
Prospectus:
Trading Symbol	RTFXX